Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS
PERFORMAN
C
E
The following table sets forth a
comparison
of Pay Versus Performance (“PVP”) related to compensation reported in the Summary Compensation Table to compensation actually paid to our Principal Executive Officer (“PEO”) and other NEOs as well as information on our Company performance.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (5)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (5)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		COMPANY NET INCOME ($ IN MILLIONS)	COMPANY EBITDA (4) ($ IN MILLIONS)
					COMPANY TOTAL SHAREHOLDER RETURN (3)	PEER TOTAL SHAREHOLDER RETURN (3)

2022	$7,810,461	$ 4,230,620	$3,416,649	$1,780,081	$122	$116	$328	$627

2021	$8,023,798	$12,877,899	$3,789,459	$6,581,026	$159	$148	$225	$457

2020	$7,469,365	$11,918,983	$2,624,006	$3,835,865	$133	$115	$97	$247

(1)	Mr. Nemeth served as our PEO for each year.

(2)
Our
Non-PEO
NEOs in 2022 and 2021 were Messrs. Cleveland, Rodino, Ellis and Petkovich. Our
Non-PEO
NEOs in 2020 were Messrs. Cleveland, Rodino, Ellis, Petkovich, Forbes, and Joshua A. Boone. Mr. Petkovich joined the Company as our CFO in November 2020. Mr. Cleveland served as Executive Chairman during 2020-2022, and served as our PEO through December 31, 2019. Equity awards granted to Mr. Cleveland while he served as PEO continued to vest during 2020-2022. Mr. Boone resigned as CFO of the Company in June 2020. Mr. Forbes, an independent member of our Board, served as interim CFO from June 2020 until November 2020. The compensation for Mr. Forbes reflected in this table relates to the salary, bonus and equity grant Mr. Forbes received while serving as interim CFO. The table does not include any compensation Mr. Forbes received related to his service as a member of the Board of Directors.

(3)
Company total shareholder return reflects $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019. Peer Total Shareholder Return reflects a customized peer group of companies, which includes Brunswick Corporation, Cavco Industries, Inc., LCI Industries, Malibu Boats, Inc., Polaris Inc., Thor Industries, Inc., Winnebago Industries, Inc., and Wabash National Corporation. See Stock Performance Graph on page 27 of our Form
10-K
for the fiscal year ended December 31, 2022.

(4)	Company selected measure of EBITDA, calculated as earnings before interest, taxes, depreciation and amortization, is the primary metric used in our LTIP as discussed in the CD&A beginning on page 26.
(5)
The following table sets forth a reconciliation from the Summary Compensation Table to Compensation Actually Paid to our PEO and for the average paid for our
Non-PEO
NEOs for the years ended December 31, 2022, 2021 and 2020.

	PEO			AVERAGE NON-PEO NEOS

	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total Compensation	$7,810,461	$8,023,798	$7,469,365	$3,416,649	$3,789,459	$2,624,006

SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	($ 3,516,100)	($ 4,067,280)	($ 5,226,240)	($ 1,003,578)	($ 1,507,127)	($ 1,745,635)

ADD Year End Fair Value of Equity Awards Made During Year (b)	$3,305,548	$4,518,640	$8,391,740	$943,481	$1,587,919	$2,577,888

ADD Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	($1,870,076)	$3,608,555	$1,208,061	($682,102)	$2,136,424	$598,303

ADD Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (d)	($1,695,216)	$774,403	$76,057	($1,039,282)	$462,172	$23,143

ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-	-	-	$86,459	$32,255

SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year (f)	-	-	-	-	-	($274,095)

ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in Summary Compensation Table Total Compensation (g)	$196,002	$19,784	-	$144,912	$25,720	-

Total Adjustments Related to Equity Awards	($3,579,841)	$4,854,101	$4,449,618	($1,636,568)	$2,791,567	$1,211,859

Total Adjustments Related to Pension Value (h)	-	-	-	-	-	-

Total Compensation Actually Paid	$4,230,620	$12,877,899	$11,918,983	$1,780,081	$6,581,026	$3,835,865

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.

(b)	Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.

(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.

(d)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.

(e)
Represents the fair value of equity awards that vested during the same year as grant. At December 31, 2021, Mr. Cleveland vested in Time-Based Share awards granted to him in January 2021. During 2020, Mr. Forbes received a grant of fully vested Time-Based Shares following his service as interim CFO.

(f)	Represents the prior year-end fair value of equity awards forfeited during the year. Upon his resignation in June 2020, Mr. Boone forfeited all of his unvested equity awards.

(g)
Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest and at same time as vesting. During 2020, dividends paid were reported as “All Other Compensation” in the Summary Compensation Table. For 2021 and 2022, dividends paid on awards vesting in those years were not reported as “All Other Compensation” as the fair value at time of grant reflected the assumed dividend rate.

(h)
Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the Summary Compensation Table and in Compensation Actually Paid.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]	Our Non-PEO NEOs in 2022 and 2021 were Messrs. Cleveland, Rodino, Ellis and Petkovich. Our Non-PEO NEOs in 2020 were Messrs. Cleveland, Rodino, Ellis, Petkovich, Forbes, and Joshua A. Boone
Peer Group Issuers, Footnote [Text Block]	Company total shareholder return reflects $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019. Peer Total Shareholder Return reflects a customized peer group of companies, which includes Brunswick Corporation, Cavco Industries, Inc., LCI Industries, Malibu Boats, Inc., Polaris Inc., Thor Industries, Inc., Winnebago Industries, Inc., and Wabash National Corporation. See Stock Performance Graph on page 27 of our Form
10-K
	for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 7,810,461	$ 8,023,798	$ 7,469,365
PEO Actually Paid Compensation Amount	$ 4,230,620	12,877,899	11,918,983
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The following table sets forth a reconciliation from the Summary Compensation Table to Compensation Actually Paid to our PEO and for the average paid for our
Non-PEO
NEOs for the years ended December 31, 2022, 2021 and 2020.

	PEO			AVERAGE NON-PEO NEOS

	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total Compensation	$7,810,461	$8,023,798	$7,469,365	$3,416,649	$3,789,459	$2,624,006

SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	($ 3,516,100)	($ 4,067,280)	($ 5,226,240)	($ 1,003,578)	($ 1,507,127)	($ 1,745,635)

ADD Year End Fair Value of Equity Awards Made During Year (b)	$3,305,548	$4,518,640	$8,391,740	$943,481	$1,587,919	$2,577,888

ADD Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	($1,870,076)	$3,608,555	$1,208,061	($682,102)	$2,136,424	$598,303

ADD Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (d)	($1,695,216)	$774,403	$76,057	($1,039,282)	$462,172	$23,143

ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-	-	-	$86,459	$32,255

SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year (f)	-	-	-	-	-	($274,095)

ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in Summary Compensation Table Total Compensation (g)	$196,002	$19,784	-	$144,912	$25,720	-

Total Adjustments Related to Equity Awards	($3,579,841)	$4,854,101	$4,449,618	($1,636,568)	$2,791,567	$1,211,859

Total Adjustments Related to Pension Value (h)	-	-	-	-	-	-

Total Compensation Actually Paid	$4,230,620	$12,877,899	$11,918,983	$1,780,081	$6,581,026	$3,835,865

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.

(b)	Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.

(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.

(d)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.

(e)
Represents the fair value of equity awards that vested during the same year as grant. At December 31, 2021, Mr. Cleveland vested in Time-Based Share awards granted to him in January 2021. During 2020, Mr. Forbes received a grant of fully vested Time-Based Shares following his service as interim CFO.

(f)	Represents the prior year-end fair value of equity awards forfeited during the year. Upon his resignation in June 2020, Mr. Boone forfeited all of his unvested equity awards.

(g)
Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest and at same time as vesting. During 2020, dividends paid were reported as “All Other Compensation” in the Summary Compensation Table. For 2021 and 2022, dividends paid on awards vesting in those years were not reported as “All Other Compensation” as the fair value at time of grant reflected the assumed dividend rate.

(h)
Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the Summary Compensation Table and in Compensation Actually Paid.

Non-PEO NEO Average Total Compensation Amount	$ 3,416,649	3,789,459	2,624,006
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,780,081	6,581,026	3,835,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The following table sets forth a reconciliation from the Summary Compensation Table to Compensation Actually Paid to our PEO and for the average paid for our
Non-PEO
NEOs for the years ended December 31, 2022, 2021 and 2020.

	PEO			AVERAGE NON-PEO NEOS

	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total Compensation	$7,810,461	$8,023,798	$7,469,365	$3,416,649	$3,789,459	$2,624,006

SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	($ 3,516,100)	($ 4,067,280)	($ 5,226,240)	($ 1,003,578)	($ 1,507,127)	($ 1,745,635)

ADD Year End Fair Value of Equity Awards Made During Year (b)	$3,305,548	$4,518,640	$8,391,740	$943,481	$1,587,919	$2,577,888

ADD Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	($1,870,076)	$3,608,555	$1,208,061	($682,102)	$2,136,424	$598,303

ADD Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (d)	($1,695,216)	$774,403	$76,057	($1,039,282)	$462,172	$23,143

ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-	-	-	$86,459	$32,255

SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year (f)	-	-	-	-	-	($274,095)

ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in Summary Compensation Table Total Compensation (g)	$196,002	$19,784	-	$144,912	$25,720	-

Total Adjustments Related to Equity Awards	($3,579,841)	$4,854,101	$4,449,618	($1,636,568)	$2,791,567	$1,211,859

Total Adjustments Related to Pension Value (h)	-	-	-	-	-	-

Total Compensation Actually Paid	$4,230,620	$12,877,899	$11,918,983	$1,780,081	$6,581,026	$3,835,865

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.

(b)	Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.

(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.

(d)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.

(e)
Represents the fair value of equity awards that vested during the same year as grant. At December 31, 2021, Mr. Cleveland vested in Time-Based Share awards granted to him in January 2021. During 2020, Mr. Forbes received a grant of fully vested Time-Based Shares following his service as interim CFO.

(f)	Represents the prior year-end fair value of equity awards forfeited during the year. Upon his resignation in June 2020, Mr. Boone forfeited all of his unvested equity awards.

(g)
Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest and at same time as vesting. During 2020, dividends paid were reported as “All Other Compensation” in the Summary Compensation Table. For 2021 and 2022, dividends paid on awards vesting in those years were not reported as “All Other Compensation” as the fair value at time of grant reflected the assumed dividend rate.

(h)
Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the Summary Compensation Table and in Compensation Actually Paid.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return Amount	$ 122	159	133
Peer Group Total Shareholder Return Amount	116	148	115
Net Income (Loss)	$ 328,000,000	$ 225,000,000	$ 97,000,000
Company Selected Measure Amount	627,000,000	457,000,000	247,000,000
PEO Name	Mr. Nemeth
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
PEO [Member] | Grant Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,516,100)	$ (4,067,280)	$ (5,226,240)
PEO [Member] | Year End Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,305,548	4,518,640	8,391,740
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,870,076)	3,608,555	1,208,061
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,695,216)	774,403	76,057
PEO [Member] | Fair Value At Vesting Of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value Of Dividends Paid On Equity Awards That Vested During Year Not Included In Summary Compensation Table Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	196,002	19,784	0
PEO [Member] | Total Adjustments Related To Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,579,841)	4,854,101	4,449,618
PEO [Member] | Total Adjustments Related To Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,003,578)	(1,507,127)	(1,745,635)
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	943,481	1,587,919	2,577,888
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(682,102)	2,136,424	598,303
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,039,282)	462,172	23,143
Non-PEO NEO [Member] | Fair Value At Vesting Of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	86,459	32,255
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(274,095)
Non-PEO NEO [Member] | Value Of Dividends Paid On Equity Awards That Vested During Year Not Included In Summary Compensation Table Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	144,912	25,720	0
Non-PEO NEO [Member] | Total Adjustments Related To Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,636,568)	2,791,567	1,211,859
Non-PEO NEO [Member] | Total Adjustments Related To Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0